UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Premium Dividend Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Ticker | PDT

Premium Dividend Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Preferred Securities 91.03% (61.17% of Total Investments)		$609,158,679

(Cost $605,426,853)

Consumer Staples 2.98%		19,965,269

Food & Staples Retailing 2.98%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)(Z)	224,250	19,965,269

Energy 5.49%		36,713,595

Oil, Gas & Consumable Fuels 5.49%
Apache Corp., Series D, 6.000% (Z)	136,500	7,839,195
Nexen, Inc., 7.350%	1,135,000	28,874,400

Financials 40.95%		274,026,539

Capital Markets 2.50%
Credit Suisse Guernsey, 7.900% (Z)	175,000	4,595,500
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	162,700	2,115
Morgan Stanley Capital Trust III, 6.250% (Z)	105,000	2,468,550
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	397,000	9,670,920

Commercial Banks 10.44%
Barclays Bank PLC, Series 3, 7.100%	192,500	4,516,050
Barclays Bank PLC, Series 5, 8.125%	310,000	7,796,500
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	259,600	7,081,888
Santander Holdings USA, Inc., Series C, 7.300% (Z)	500,000	12,520,000
US Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	324,500	8,274,750
Wells Fargo & Company, 8.000% (L)(Z)	1,017,000	29,676,060

Consumer Finance 6.48%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	65,600	1,535,040
HSBC USA, Inc., 2.858% (L)(Z)	503,000	22,318,110
SLM Corp., Series A, 6.970% (Z)	445,500	19,490,625

Diversified Financial Services 14.90%
Bank of America Corp., 6.375% (L)(Z)	1,160,000	24,882,000
Bank of America Corp., 6.625% (Z)	360,000	8,060,400
Bank of America Corp., 8.200% (L)(Z)	35,000	865,900
Bank of America Corp., Depositary Shares, Series D, 6.204% (L)(Z)	960,000	21,264,000
Bank of America Corp., Series MER, 8.625% (Z)	102,000	2,564,280
Citigroup Capital VII, 7.125%	35,000	885,500
Citigroup Capital VIII, 6.950%	36,600	907,314
Citigroup Capital XII (8.500% to 3-30-15, then 3 month LIBOR +
5.870%) (Z)	291,500	7,511,955
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR +
6.370%)	26,000	700,440
Citigroup, Inc., 8.125% (Z)	338,830	9,294,107
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	287,000	6,400,100
Deutsche Bank Contingent Capital Trust III, 7.600% (L)(Z)	662,000	16,384,500

Insurance 5.34%
MetLife, Inc., Series B, 6.500% (L)(Z)	1,061,000	27,097,940
Principal Financial Group, Inc., Series B (6.518% to 6-30-35, then higher of 10 year Constant Maturity Treasury (CMT), or 30 year
CMT or 3 month LIBOR + 2.100%) (Z)	160,000	4,132,800

1

Premium Dividend Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Financials (continued)

Prudential PLC, 6.750% (Z)	176,100	$4,520,487

Real Estate Investment Trusts 1.24%
Kimco Realty Company, Depositary Shares, Series F, 6.650%	200,582	5,034,608
Public Storage, Inc., 6.125% (Z)	35,000	907,200
Wachovia Preferred Funding Corp., Series A, 7.250%	90,500	2,357,525

Thrifts & Mortgage Finance 0.05%
Federal Home Loan Mortgage Corp., Series Z (8.375% to 12-31-12,
then higher of 3 month LIBOR + 4.160% or 7.875%) (I)	55,000	78,100
Federal National Mortgage Association, Series S (Higher of 3 month
LIBOR + 4.230% or 7.750%) (I)	159,500	231,275

Telecommunication Services 6.51%		43,555,780

Diversified Telecommunication Services 4.03%
Qwest Corp., 7.375% (L)(Z)	1,021,000	26,985,030
Touch America Holdings, Inc., 6.875% (I)	161,778	0

Wireless Telecommunication Services 2.48%
Telephone & Data Systems, Inc., 6.875% (Z)	170,000	4,469,300
Telephone & Data Systems, Inc., 6.625% (Z)	285,000	7,193,400
United States Cellular Corp., 6.950%	185,000	4,908,050

Utilities 35.10%		234,897,496

Electric Utilities 26.41%
Alabama Power Company, 5.200% (L)(Z)	1,178,600	30,466,810
Carolina Power & Light Company, 5.440% (Z)	11,382	1,154,918
Duquesne Light Company, 6.500%	519,900	25,670,063
Entergy Arkansas, Inc., 6.450%	350,000	8,750,000
Entergy Mississippi, Inc., 6.250%	667,000	16,716,688
FPC Capital I, Series A, 7.100% (Z)	240,000	6,153,600
HECO Capital Trust III, 6.500% (Z)	181,000	4,606,450
NSTAR Electric Company, 4.780% (Z)	100,000	9,881,250
NSTAR Electric Company, 4.250%	13,347	1,207,904
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)	1,150,000	29,095,000
Southern California Edison Company, 6.125% (Z)	195,000	19,481,729
Southern California Edison Company, Series C, 6.000% (Z)	150,877	14,894,396
Westar Energy, Inc., 6.100% (Z)	333,700	8,682,874

Independent Power Producers & Energy Traders 1.32%
Constellation Energy Group, Inc., Series A, 8.625% (L)(Z)	326,000	8,824,820

Multi-Utilities 7.37%
Baltimore Gas & Electric Company, Series 1993, 6.700% (Z)	20,250	2,047,149
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)	134,000	13,663,819
BGE Capital Trust II, 6.200%	616,000	15,689,520
Consolidated Edison Company of New York, Inc., Series A, 5.000%	25,180	2,588,756
Consolidated Edison Company of New York, Inc., Series C, 4.650%	18,590	1,869,225
Consolidated Edison Company of New York, Inc., Series D, 4.650%	5,000	501,563
DTE Energy Company, 6.500%	126,000	3,398,069
Interstate Power & Light Company, Series B, 8.375% (Z)	132,800	3,864,480
Union Electric Company, 3.700% (Z)	12,262	1,044,569
Virginia Electric & Power Company, 6.980% (Z)	45,500	4,643,844

2

Premium Dividend Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 57.71% (38.78% of Total Investments)		$386,188,362

(Cost $336,195,803)

Energy 8.21%		54,926,625

Oil, Gas & Consumable Fuels 8.21%
BP PLC, ADR (L)(Z)	100,000	4,591,000
Chevron Corp. (Z)	112,000	11,544,960
ConocoPhillips (L)(Z)	155,000	10,572,550
Royal Dutch Shell PLC, ADR	69,000	4,923,840
Spectra Energy Corp. (L)(Z)	315,000	9,919,350
Total SA, ADR	252,500	13,374,925

Industrials 0.36%		2,432,300

Industrial Conglomerates 0.36%
General Electric Company (L)(Z)	130,000	2,432,300

Materials 0.57%		3,789,220

Metals & Mining 0.57%
Freeport-McMoRan Copper & Gold, Inc.	82,000	3,789,220

Telecommunication Services 3.86%		25,815,650

Diversified Telecommunication Services 3.86%
AT&T, Inc. (L)(Z)	420,000	12,352,200
Verizon Communications, Inc. (L)(Z)	357,500	13,463,450

Utilities 44.71%		299,224,567

Electric Utilities 13.45%
American Electric Power Company, Inc. (L)(Z)	220,000	8,703,200
Duke Energy Corp. (L)(Z)	350,000	7,458,500
Entergy Corp.	210,000	14,569,800
FirstEnergy Corp. (Z)	430,000	18,154,600
PNM Resources, Inc. (Z)	500,000	8,905,000
Progress Energy, Inc. (L)(Z)	380,000	20,645,400
Southern Company	75,000	3,417,000
UIL Holdings Corp.	236,000	8,160,880

Gas Utilities 0.90%
AGL Resources, Inc.	15,000	622,650
Atmos Energy Corp. (L)(Z)	110,000	3,565,100
ONEOK, Inc.	22,000	1,829,520

Multi-Utilities 30.36%
Alliant Energy Corp. (Z)	447,520	18,970,373
Ameren Corp. (L)(Z)	80,000	2,531,200
Black Hills Corp. (L)(Z)	225,500	7,612,880
CH Energy Group, Inc.	600,000	34,128,000
Dominion Resources, Inc. (L)(Z)	195,000	9,757,800
DTE Energy Company (L)(Z)	390,000	20,751,900
Integrys Energy Group, Inc. (L)(Z)	240,000	12,458,400
National Grid PLC, ADR	180,000	8,980,200
NiSource, Inc. (Z)	469,200	10,664,914
NSTAR (L)(Z)	545,000	24,486,850
OGE Energy Corp. (Z)	255,000	13,479,300
Public Service Enterprise Group, Inc.	120,000	3,640,800
TECO Energy, Inc. (L)(Z)	570,000	10,288,500
Vectren Corp. (L)(Z)	220,000	6,289,800
Xcel Energy, Inc. (L)(Z)	720,000	19,152,000

3

Premium Dividend Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 0.08% (0.05% of Total Investments)				$500,000

(Cost $500,000)

Commercial Paper 0.08%				500,000

Chevron Corp.	0.020	2-1-12	$500,000	500,000

Total investments (Cost $942,122,656)† 148.82%				$995,847,041

Other assets and liabilities, net (48.82%)				($326,683,316)

Total net assets 100.00%				$669,163,725

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) A portion of this security is a Lent Security as of 1-31-12, and is part of segregated collateral pursuant to the Committed Facility Agreement. Total value of Lent Securities at 1-31-12 was $279,489,178. (See footnote Z below.)

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 1-31-12 was $618,220,949.

* Yield represents the annualized yield at the date of purchase.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $944,764,125. Net unrealized appreciation aggregated $51,082,916, of which $89,334,948 related to appreciated investment securities and $38,252,032 related to depreciated investment securities.

4

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

	Total Market			Level 3 Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	01/31/12	Price	Observable Inputs	Inputs

Preferred Securities
Consumer Staples	$19,965,269	—	$19,965,269	—
Energy	36,713,595	$36,713,595	—	—
Financials	274,026,539	274,026,539	—	—
Telecommunication Services	43,555,780	43,555,780	—	—
Utilities	234,897,496	113,049,439	121,848,057	—
Common Stocks
Energy	54,926,625	54,926,625	—	—
Industrials	2,432,300	2,432,300	—	—
Materials	3,789,220	3,789,220	—	—
Telecommunication Services	25,815,650	25,815,650	—	—
Utilities	299,224,567	299,224,567	—	—
Short-Term Investments
Commercial Paper	500,000	—	500,000	—
Total Investments in Securities	$995,847,041	$853,533,715	$142,313,326
Interest Rate Swaps	($2,112,820)	—	($2,112,820)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2, or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

During the period ended January 31, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2012.

	USD	PAYMENTS	PAYMENTS
COUNTERPARTY	NOTIONAL	MADE BY	RECEIVED BY	MATURITY	MARKET
	AMOUNT	FUND	FUND	DATE	VALUE

Morgan Stanley
Capital Services	$82,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($2,112,820)

(a) At January 31, 2012, the 3 month LIBOR rate was 0.5424%.

Interest rate swap positions at January 31, 2012 were entered into on August 5, 2011. No interest rate swap position activity occurred during the period ended January 31, 2012.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012 by risk category:

RISK	FINANCIAL INSTRUMENTS	ASSET	LIABILITY
	LOCATION	DERIVATIVE	DERIVATIVE
		FAIR VALUE	FAIR VALUE

Interest rate contracts	Interest rate swaps	—	($2,112,820)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Premium Dividend Fund.

P20Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 26, 2012